Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Directors fees	$ 1.0	$ 1.0	$ 1.1
Share-based compensation	0.4	1.0	1.7
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services	13.2	5.1	19.5
Operating expenses and cost of services			1.4
Finance expenses	$ 19.0	$ 4.3	$ 4.4